Related-Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	4 Months Ended			5 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010 Monsoon	Dec. 31, 2010 Monsoon	Aug. 31, 2011 Monsoon	Jul. 01, 2010 Monsoon	Dec. 31, 2011 Everest Gaming
Related Party Transaction [Line Items]
Related party transactions, outstanding short-term indebtedness	$ 1.7	$ 1.5
Equity investment effective date	2010-07-01
Loan to related party			$ 5.0	$ 5.1	$ 3.2	$ 10.3	$ 5.2
Loan to related party, interest rate			7.00%	7.00%			3.00%